Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes
(4)	Income Taxes

The tax provision for interim periods is determined using an estimate of the Company’s effective tax rate for the full year adjusted for discrete items, if any, that are taken into account in the relevant period. Each quarter the Company updates its estimate of the annual effective tax rate, and if the estimated tax rate changes, the Company makes a cumulative adjustment.

At June 30, 2013 and December 31, 2012, the Company has a full valuation allowance against its deferred tax assets, net of expected reversals of existing deferred tax liabilities, as it believes it is more likely than not that these benefits will not be realized.

On January 2, 2013, an extension of the research and development credit in the U.S. was signed into law. While the Company fully intends to take advantage of the research and development credit for the 2012 and 2013 tax years, no benefit has been recorded in the financial statements due to the full valuation allowance position in the U.S.

(6)	Income Taxes

(a)	Income Tax Expense

Income tax expense consists of:

	Current	Deferred	Total
Year ended December 31, 2012:
U.S. federal	$584	$—	$584
State and local	100	—	100

	$684	$—	$684

Year ended December 31, 2011:
U.S. federal	$18,270	$—	$18,270
State and local	100	—	100

	$18,370	$—	$18,370

(b)	Tax Rate Reconciliation

Income tax expense was $684 and $18,370 for the years ended December 31, 2012 and 2011, and differed from the amounts computed by applying the U.S. federal income tax rate of 34% to pretax income from continuing operations as a result of the following:

	December 31
	2012	2011
Computed “expected” tax expense (benefit)	$1,321,780	$(759,498)
Increase (reduction) in income taxes resulting from:
Change in valuation allowance	(1,365,408)	796,699
Research and development tax credits	—	(146,454)
State and local income taxes, net of federal income tax benefit	66	66
Stock option expense	32,336	104,339
Nondeductible contributions	—	14,994
Other, net	11,910	8,224

	$684	$18,370

(c)	Significant Components of Deferred Taxes

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below.

	December 31
	2012	2011
Deferred tax assets:
Stock-based compensation	$859,095	$846,466
Net operating loss carryforwards	9,216,044	7,875,727
Employee benefits	38,927	28,139
Alternative-minimum tax credit carryforwards	17,635	17,635
Research and development tax credits	1,210,405	1,163,528
Deferred revenue	—	2,934,140
Other deductible temporary differences	280,872	280,872

Total gross deferred tax assets	11,622,978	13,146,507
Less valuation allowance	(11,619,578)	(13,138,909)

Net deferred tax assets	3,400	7,598

Deferred tax liabilities:
Plant and equipment	(3,400)	(7,598)

Total gross deferred tax liabilities	(3,400)	(7,598)

Net deferred tax liabilties	$—	$—

The valuation allowance for deferred tax assets as of December 31, 2012 and 2011 was $11,619,578 and $13,138,909. The net change in the valuation allowance was a decrease of $1,519,331 in 2012 and an increase of $946,054 in 2011. A valuation allowance has been provided for the full amount of the Company’s net deferred tax assets as the Company believes it is more likely than not that these benefits will not be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax planning strategies in making this assessment.

At December 31, 2012, the Company has net operating loss carryforwards for federal income tax purposes of $23,631,037, which are available to offset future federal taxable income, if any, through 2032. The Company has net operating loss carryforwards for state income tax purposes of $23,629,837, which are available to offset future state taxable income. The Company’s net operating loss carryforwards expire between 2023 and 2032. In addition, the Company has alternative minimum tax credit carryforwards of approximately $17,635, which are available to reduce future federal regular income taxes, if any, over an indefinite period.

The Company’s federal and state income tax returns for December 31, 2009 through 2012 are open tax years.

A reconciliation of the beginning and ending amount of total unrecognized tax contingencies, excluding interest and penalties, for the years ended December 31, 2012 and 2011 are as follows:

	December 31
	2012	2011
Balance, beginning of year	$28,304	$28,304

Balance, end of year	$28,304	$28,304

Included in the balance of total unrecognized tax contingencies at December 31, 2012 and 2011 are potential contingencies of $37,212 and $36,629, which includes interest and penalties, that if recognized, would affect the effective rate. Cumulative interest and penalties associated with unrecognized tax consequences is $8,908 and $8,325, for December 31, 2012 and 2011. Interest associated with unrecognized tax contingencies, recognized as a component of income tax expense was $583 and $635 for the years ended December 31, 2012 and 2011. The unrecognized tax contingency is expected to be settled during the year ended December 31, 2013.

The information presented above related to current and deferred taxes does not reflect the impact of the American Taxpayer Relief Act of 2012 (“Act”), which was enacted on January 2, 2013. The Company anticipates that the retroactive provisions of the Act, primarily the reinstatement of the research and development tax credit, will increase deferred tax assets prior to application of a full valuation allowance by approximately $121,879, which will be recorded as of the enactment date in 2013.